LICENSE AGREEMENT (Details) $ in Thousands	1 Months Ended				3 Months Ended			9 Months Ended		12 Months Ended		27 Months Ended	36 Months Ended
	Mar. 31, 2019 USD ($) item	Jan. 31, 2019 USD ($)	Feb. 28, 2017 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2019 USD ($)
Agreements
Fair value of stock issued						$ 34,618
Research and development					$ 7,453		$ 2,726	$ 18,582	$ 6,111	$ 11,471	$ 3,703
General and administrative					3,294		598	9,331	1,418	2,047	582
Operating expenses					10,747		3,324	27,913	7,529	13,518	4,285
Accrued expenses and other current liabilities					4,829			4,829		1,413	280	$ 1,413	$ 4,829
Accounts payable					1,688			1,688		3,015	713	3,015	1,688
Common Stock Par value $0.0001
Agreements
Fair value of stock issued						$ 1
Columbia University
Agreements
Research and development					17		100	42	200	500	$ 600	1,400
General and administrative					28		$ 43	300	$ 98
Operating expenses													1,700
Accrued expenses and other current liabilities					100			100		100		100	100
Accounts payable					$ 100			$ 100		$ 100		$ 100	$ 100
2016 license agreement | Columbia University
Agreements
Percentage of outstanding common stock issued				5.00%
Fair value of stock issued			$ 500	$ 500
Written notice period for termination of agreement				90 days
Written notice period for termination of agreement, uncured material breach				30 days
Extended written notice period for termination of agreement, attempt to cure material breach				90 days
2016 license agreement | Columbia University | Minimum
Agreements
Percentage of sublicensing revenue, if sublicenses rights granted				10.00%
2016 license agreement | Columbia University | Maximum
Agreements
Payment on achievement of specified development and regulatory milestones				$ 1,300
Payment on achievement of specified level of aggregate annual net sales				$ 1,000
Percentage of sublicensing revenue, if sublicenses rights granted				20.00%
2019 license agreement | Columbia University
Agreements
Written notice period for termination of agreement		90 days
Written notice period for termination of agreement, uncured material breach		30 days
Extended written notice period for termination of agreement, attempt to cure material breach		90 days
2019 license agreement | Columbia University | Minimum
Agreements
Percentage of sublicensing revenue, if sublicenses rights granted		10.00%
2019 license agreement | Columbia University | Maximum
Agreements
Payment on achievement of specified development and regulatory milestones		$ 1,300
Payment on achievement of specified level of aggregate annual net sales		$ 1,000
Percentage of sublicensing revenue, if sublicenses rights granted		50.00%
2019 research agreement | Columbia University
Agreements
Agreement term	12 months
Written notice period for termination of agreement	30 days
Number of parts | item	2
2019 research agreement - Part I | Columbia University
Agreements
Agreement term	6 months
Payment to be made	$ 100
2019 research agreement - Part II | Columbia University
Agreements
Agreement term	6 months
Payment to be made	$ 200